Other administrative expenses (Details) - BRL (R$) R$ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Other administrative expenses
Data processing and informatice	R$ (190,301)	R$ (190,128)	R$ (599,043)	R$ (518,014)
Third party services	48,707	40,439	156,545	99,858
Advertisement and marketing	22,921	23,423	64,063	98,243
Rental expense	16,649	15,267	49,078	44,414
Bank and similar charges	(12,817)	(29,458)	(37,909)	(88,449)
Provision for Contingencies	(10,463)	(9,453)	(27,104)	(20,218)
Tax expenses	(94,072)	(61,544)	(235,406)	(179,837)
Other expenses, by nature	61,019	71,778	162,618	236,174
Other administrative expenses	R$ 456,949	R$ 441,490	R$ 1,331,766	R$ 1,285,207